Financial instruments by category	12 Months Ended
Jun. 30, 2019
Financial Instruments By Category [Abstract]
Financial instruments by category

15.	Financial instruments by category

The following note presents the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statements of Financial Position, as appropriate. Since the line items "Trade and other receivables" and "Trade and other payables" contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables), the reconciliation is shown in the columns headed "Non-financial assets" and "Non-financial liabilities". Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm's length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group's assumptions regarding the factors which market players would consider in their pricing.

The Group's Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer ("CFO"). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group's policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2019 are as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2019
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 16)	34,523	-	-	-	34,523	9,478	44,001
Investment in financial assets:
- Equity securities in public companies	-	956	138	-	1,094	-	1,094
- Equity securities in private companies	-	-	-	1,826	1,826	-	1,826
- Deposits	3,709	36	-	-	3,745	-	3,745
- Bonds	-	15,694	1,062	676	17,432	-	17,432
- Mutual funds	-	7,199	-	-	7,199	-	7,199
- Others	-	2,386	436	350	3,172	-	3,172
Derivative financial instruments:
- Crops futures contracts	-	9	-	-	9	-	9
- Swaps	-	-	11	-	11	-	11
- Warrants	-	-	-	95	95	-	95
- Crops options contracts	-	32	-	-	32	-	32
- Foreign-currency options contracts	-	30	-	-	30	-	30
- Foreign-currency future contracts	-	2	29	-	31	-	31
- Others	-	-	12	-	12	-	12
Restricted assets (ii)	7,562	-	-	-	7,562	-	7,562
Financial assets held for sale
- Clal	-	15,839	-	-	15,839	-	15,839
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	7,096	-	-	-	7,096	-	7,096
- Short-term bank in deposits	-	-	-	-	-	-	-
- Mutual funds	-	-	-	-	-	-	-
- Short-term investments	52,387	3,001	-	-	55,388	-	55,388
Total assets	105,277	45,184	1,688	2,947	155,096	9,478	164,574

	Financial liabilities at amortized cost	Financial liabilities at fair value			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2019
Liabilities as per Statement of Financial Position
Trade and other payables (Note 19)	18,502	-	-	-	18,502	6,077	24,579
Borrowings (excluding finance lease liabilities) (Note 21)	334,049	-	-	-	334,049	-	334,049
Finance lease obligations (Note 21)	256	-	-	-	256	-	256
Derivative financial instruments:
- Crops futures contracts	-	72	-	-	72	-	72
- Forward contracts	-	-	-	-	-	-	-
- Foreign-currency contracts	-	25	-	-	25	-	25
- Crops options contracts	-	62	-	-	62	-	62
- Foreign-currency options contracts	-	-	-	-	-	-	-
- Swaps	-	-	134	-	134	-	134
- Others	-	-	872	48	920	-	920
Total liabilities	352,807	159	1,006	48	354,020	6,077	360,097

Financial assets and financial liabilities as of June 30, 2018 were as follows

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2018
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 16)	32,831	-	-	-	32,831	9,450	42,281
Investment in financial assets:
- Equity securities in public companies	-	1,282	-	210	1,492	-	1,492
- Equity securities in private companies	-	-	-	1,817	1,817	-	1,817
- Deposits	2,172	50	-	-	2,222	-	2,222
- Bonds	17	21,675	786	-	22,478	-	22,478
- Mutual funds	-	10,752	-	-	10,752	-	10,752
- Others	-	2,555	-	1,234	3,789	-	3,789
Derivative financial instruments:
- Crops futures contracts	-	89	-	-	89	-	89
- Swaps	-	-	-	-	-	-	-
- Crops options contracts	-	47	-	-	47	-	47
- Foreign-currency options contracts	-	17	-	-	17	-	17
- Foreign-currency future contracts	-	-	110	-	110	-	110
- Others	-	-	25	-	25	-	25
Restricted assets (ii)	9,997	-	-	-	9,997	-	9,997
Financial assets held for sale
- Clal	-	19,064	-	-	19,064	-	19,064
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	10,632	-	-	-	10,632	-	10,632
- Short-term bank in deposits	545	-	-	-	545	-	545
- Mutual funds	-	549	-	-	549	-	549
- Short-term investments	44,080	4,323	-	-	48,403	-	48,403
Total assets	100,274	60,403	921	3,261	164,859	9,450	174,309

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2018
Liabilities as per Statement of Financial Position
Trade and other payables (Note 19)	26,613	-	-	-	26,613	7,180	33,793
Borrowings (excluding finance lease liabilities) (Note 21)	341,288	-	-	-	341,288	-	341,288
Finance lease obligations (Note 21)	264	-	-	-	264	-	264
Derivative financial instruments:
- Crops futures contracts	-	90	-	-	90	-	90
- Forward contracts	-	-	184	-	184	-	184
- Foreign-currency contracts	-	70	12	-	82	-	82
- Crops options contracts	-	42	-	-	42	-	42
- Foreign-currency options contracts	-	28	-	-	28	-	28
- Swaps	-	2	73	-	75	-	75
- Others	-	13	-	36	49	-	49
Total liabilities	368,165	245	269	36	368,715	7,180	375,895

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 21).
(ii)	Corresponds to deposits in guarantee and escrows.

Liabilities carried at amortized cost also include liabilities under finance leases where the Group is the lessee and which therefore have to be measured in accordance with IAS 17 "Leases". The categories disclosed are determined by reference to IFRS 9. Finance leases are excluded from the scope of IFRS 7 "Financial Instruments Disclosures". Therefore, finance leases have been shown separately

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.19			06.30.18
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	36,211	(1,688)	34,523	34,385	(1,554)	32,831
Financial liabilities
Trade and other payables	20,190	(1,688)	18,502	28,167	(1,554)	26,613

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2019
Interest income	874	-	874
Interest income from operating assets	699	-	699
Interest expenses	(17,012)	-	(17,012)
Foreign exchange gains, net	1,842	-	1,842
Dividends income	68	-	68
Fair value gain financial assets at fair value through profit or loss	-	1,900	1,900
Gin from repurchase of NCN	52	-	52
Gain from derivative financial instruments (commodities)	-	312	312
Gain from derivative financial instruments (except commodities)	-	334	334
Other financial income	486	-	486
Other financial costs	(679)	-	(679)
Net result	(13,670)	2,546	(11,124)

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2018
Interest income	1,047	-	1,047
Interest income from operating assets	162	-	162
Interest expenses	(14,507)	-	(14,507)
Foreign exchange loss, net	(13,704)	-	(13,704)
Dividends income	146	-	146
Fair value loss financial assets at fair value through profit or loss	-	(1,226)	(1,226)
Loss on debt swap	(4,134)	-	(4,134)
Loss from derivative financial instruments (except commodities)	-	(520)	(520)
Loss from repurchase of NCN	-	(3)	(3)
Gain from derivative financial instruments (commodities)	-	39	39
Other financial results	(754)	-	(754)
Net result	(31,744)	(1,710)	(33,454)

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2017
Interest income	1,142	-	1,142
Interest income from operating assets	530	-	530
Interest expenses	(13,736)	-	(13,736)
Foreign exchange gains, net	3,540	-	3,540
Dividends income	152	-	152
Fair value gain in financial assets at fair value through profit or loss	-	5,358	5,358
Loss from repurchase of NCN	-	(6)	(6)
Gain from derivative financial instruments (except commodities)	-	336	336
Gain from derivative financial instruments (commodities)	-	270	270
Other financial results	(1,102)	-	(1,102)
Net result	(9,474)	5,958	(3,516)

Clal

Clal is a holding company that mainly operates in the insurance and pension markets and in segments of pension funds. The Company holds assets and other businesses (such as insurance agencies) and is one of the largest insurance groups in Israel. Clal mainly develops its activities in three operating segments: long-term savings, general insurance and health insurance.

Given that IDBD failed to meet the requirements set forth to have control over an insurance company, on August 21, 2013, the Commissioner required that IDBD granted an irrevocable power of attorney to Mr. Moshe Tery ("the Trustee") for the 51% of the shareholding capital and vote interests in Clal, thus transferring control over that investee. From such date, IDBD recognized its equity interest in Clal as a financial asset held for sale, at fair value through profit or loss.

On December 30, 2014, the Commissioner sent an additional letter setting a term by which IDBD's control over and equity interests in Clal were to be sold and giving directions as to the Trustee's continuity in office, among other aspects. Refer to Note 4 and Note 38 of these financial statements for the sale of Clal shares.

The following table presents the changes in Level 3 financial instruments as of June 30, 2019 and 2018:

	Investments in financial assets - Public companies' securities	Derivative financial instruments - Forwards	Investments in financial assets - Private companies' securities	Investments in financial assets - Others	Loans - non-recourse loan	Total
Balance as of June 30, 2017	128	(16)	1,500	-	-	1,612
Additions and acquisitions	-	-	53	818	-	871
Transfer to level 1 (ii)	-	-	(156)	-	-	(156)
Currency translation adjustment	-	(20)	761	122	-	863
Deconsolidation (Note 4.(p))	-	-	(196)	-	-	(196)
Write off	(105)	-	-	-	-	(105)
Gains and losses recognized in the year (i)	187	-	(145)	294	-	336
Balance as of June 30, 2018	210	(36)	1,817	1,234	-	3,225
Additions and acquisitions	-	-	120	-	-	120
Transfers between levels	(138)	-	107	-	72	41
Currency translation adjustment	(8)	-	(45)	(13)	13	(53)
Gains and losses recognized in the year (i)	(36)	(12)	(173)	(223)	10	(434)
Balance as of June 30, 2019	28	(48)	1,826	998	95	2,899

(i)	Included within "Financial results, net" in the Statements of income.
(ii)	The Group transferred a financial asset measured at fair value from level 3 to level 1, because it began trading in the stock exchange.

During the fiscal year ended June 30, 2019, preferred shares of Condor were transferred form level 3 to level 2 as result of the merger agreement described in Note 36. During the fiscal year ended June 30, 2018, shares of private companies were transferred from level 3 to level 1 when they began trading. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Interest rate swaps	Cash flows - Theoretical price	Interest rate futures contracts and cash flows	Level 2	-
Preferred shares of Condor	Binomial tree – Theoretical price I	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).	Level 3	Underlying asset price 1.8 to 2.2 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
Promissory note	Discounted cash flows - Theoretical price	Market interest-rate (Libor rate curve)	Level 3	Market interest-rate 1.8% to 2.2%
Warrants of Condor	Black-Scholes – Theoretical price	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).	Level 2	Underlying asset price 1.8 to 1.7 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
TGLT Non-convertible Notes	Black-Scholes – Theoretical price	Underlying asset price (Market price); share price volatility (historical) and market interest rate.	Level 3	Underlying asset price 8 to 12 Share price volatility 50% to 70% Market interest-rate 8% to 9%
Call option of Arcos	Discounted cash flows	Projected revenues and discounting rate.	Level 3	-
Investments in financial assets - Other private companies' securities (*)	Cash flow / NAV - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.

			Level 3	1 - 3.5
Investments in financial assets - Others	Discounted cash flows - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.

			Level 3	1 - 3.5
Derivative financial instruments - Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

(*)	An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.

As of June 30, 2019, there have been no changes to the economic or business circumstances affecting the fair value of the financial assets and liabilities of the group.